Subsequent Events (Details) - Subsequent Event [Member]		1 Months Ended
	Jul. 01, 2024 GBP (£)	Jul. 17, 2024
Subsequent Events [Line Items]
Annual rent fees (in Pounds)	£ 52,000
Board of Directors Chairman [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reverse split		1
Board of Directors Chairman [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reverse split		2
Chief Executive Officer [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reverse split		1
Chief Executive Officer [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reverse split		22